Business Segments (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012 Integrated Global Business Group [Member]	Sep. 30, 2011 Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	More than 500
Decrease in operating profit due to a change in the managerial accounting method		¥ 8.2